EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Earnings per share
Reconciliation between basic and diluted earnings per share is as follows:

	2023	2022

Net earnings - basic and diluted	$533,580	$541,540

Basic earnings per share:
Basic weighted average number of common shares outstanding	175,938	184,128
Basic earnings per share	$3.03	$2.94

Diluted earnings per share:
Basic weighted average number of common shares outstanding	175,938	184,128
Plus dilutive impact of stock options, Treasury RSUs, and common shares held in trust	286	404
Diluted weighted average number of common shares outstanding	176,224	184,532
Diluted earnings per share	$3.03	$2.93